SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
General And Administrative Expenses
Compensation	$ 947,333	$ 1,260,685
Share based compensation	187,043	298,558
Professional fees	126,285	171,286
Other	304,652	228,372
Total general and administrative expenses	$ 1,565,313	$ 1,958,901